Financial Risk Management Objectives And Policies - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Financial Risk Management Objectives And Policies [Line Items]
Percentage sales exposure denominated in foreign currency	85.00%	93.00%
Percentage costs exposure denominated in foreign currency	70.00%	74.00%
Interest rate risk [member]
Financial Risk Management Objectives And Policies [Line Items]
Sensitivity percentage used in interest rate risk	1.00%